Vintage Mutual Funds, Inc.

LIQUID ASSETS, T AND I SHARES

MUNICIPAL ASSETS, T AND I SHARES

VINTAGE LIMITED TERM BOND

VINTAGE BOND

VINTAGE MUNICIPAL BOND

Supplement to Prospectus and Statement of Additional Information

Effective October 1, 2006, Investors Management Group, Ltd. (the "Adviser"), the investment adviser to the Vintage Mutual Funds, Inc. (the "Fund"), changed its name to WB Capital Management, Inc. The Adviser is a wholly owned subsidiary of West Bancorporation, Inc., a bank holding company that owns West Bank, an Iowa bank. The name change was part of a consolidation of the investment advisory business of West Bancorporation in which another wholly owned subsidiary of West Bancorporation, WB Capital Management, Inc. was merged into the Adviser. Upon the merger, the Adviser's combined assets under management are now approximately $ 4.6 billion. The merger did not effect any changes to the personnel responsible for the day to day investment management of the Fund's assets. All references in the Prospectus and the Statement of Additional Information to Investors Management Group, Ltd. or IMG are hereby amended to read WB Capital Management, Inc. or WB Capital as appropriate.

Vintage Mutual Funds, Inc.

LIQUID ASSETS FUND S2 SHARES

MUNICIPAL ASSETS FUND S SHARES

Supplement to Prospectus and Statement of Additional Information

Effective October 1, 2006, Investors Management Group, Ltd. (the "Adviser"), the investment adviser to the Vintage Mutual Funds, Inc. (the "Fund"), changed its name to WB Capital Management, Inc. The Adviser is a wholly owned subsidiary of West Bancorporation, Inc., a bank holding company that owns West Bank, an Iowa bank. The name change was part of a consolidation of the investment advisory business of West Bancorporation in which another wholly owned subsidiary of West Bancorporation, WB Capital Management, Inc. was merged into the Adviser. Upon the merger, the Adviser's combined assets under management are now approximately $ 4.6 billion. The merger did not effect any changes to the personnel responsible for the day to day investment management of the Fund's assets. All references in the Prospectus and the Statement of Additional Information to Investors Management Group, Ltd. or IMG are hereby amended to read WB Capital Management, Inc. or WB Capital as appropriate.

Vintage Mutual Funds, Inc.

INSTITUTIONAL RESERVES FUND

Supplement to Prospectus and Statement of Additional Information

Effective October 1, 2006, Investors Management Group, Ltd. (the "Adviser"), the investment adviser to the Vintage Mutual Funds, Inc. (the "Fund"), changed its name to WB Capital Management, Inc. The Adviser is a wholly owned subsidiary of West Bancorporation, Inc., a bank holding company that owns West Bank, an Iowa bank. The name change was part of a consolidation of the investment advisory business of West Bancorporation in which another wholly owned subsidiary of West Bancorporation, WB Capital Management, Inc. was merged into the Adviser. Upon the merger, the Adviser's combined assets under management are now approximately $ 4.6 billion. The merger did not effect any changes to the personnel responsible for the day to day investment management of the Fund's assets. All references in the Prospectus and the Statement of Additional Information to Investors Management Group, Ltd. or IMG are hereby amended to read WB Capital Management, Inc. or WB Capital as appropriate.

Vintage Mutual Funds, Inc.

INSTITUTIONAL MONEY MARKET FUND

Supplement to Prospectus and Statement of Additional Information

Effective October 1, 2006, Investors Management Group, Ltd. (the "Adviser"), the investment adviser to the Vintage Mutual Funds, Inc. (the "Fund"), changed its name to WB Capital Management, Inc. The Adviser is a wholly owned subsidiary of West Bancorporation, Inc., a bank holding company that owns West Bank, an Iowa bank. The name change was part of a consolidation of the investment advisory business of West Bancorporation in which another wholly owned subsidiary of West Bancorporation, WB Capital Management, Inc. was merged into the Adviser. Upon the merger, the Adviser's combined assets under management are now approximately $ 4.6 billion. The merger did not effect any changes to the personnel responsible for the day to day investment management of the Fund's assets. All references in the Prospectus and the Statement of Additional Information to Investors Management Group, Ltd. or IMG are hereby amended to read WB Capital Management, Inc. or WB Capital as appropriate.

Vintage Mutual Funds, Inc.

LIQUID ASSETS FUND S SHARES

Supplement to Prospectus and Statement of Additional Information

Effective October 1, 2006, Investors Management Group, Ltd. (the "Adviser"), the investment adviser to the Vintage Mutual Funds, Inc. (the "Fund"), changed its name to WB Capital Management, Inc. The Adviser is a wholly owned subsidiary of West Bancorporation, Inc., a bank holding company that owns West Bank, an Iowa bank. The name change was part of a consolidation of the investment advisory business of West Bancorporation in which another wholly owned subsidiary of West Bancorporation, WB Capital Management, Inc. was merged into the Adviser. Upon the merger, the Adviser's combined assets under management are now approximately $ 4.6 billion. The merger did not effect any changes to the personnel responsible for the day to day investment management of the Fund's assets. All references in the Prospectus and the Statement of Additional Information to Investors Management Group, Ltd. or IMG are hereby amended to read WB Capital Management, Inc. or WB Capital as appropriate.